Debt (Narrative) (Details) (USD $)	1 Months Ended				1 Months Ended	12 Months Ended		12 Months Ended
	Apr. 30, 2013	Sep. 27, 2013 Debentures 8.00% Debenture	Sep. 27, 2013 Debentures 9.50% Debenture	Sep. 27, 2013 Debentures 7.00% Debenture	Mar. 31, 2013 Line of Credit	Sep. 27, 2013 Line of Credit	Mar. 31, 2013 Line of Credit Letter of Credit	Sep. 27, 2013 Line of Credit LIBOR	Sep. 27, 2013 Senior Notes	Apr. 30, 2013 Senior Notes 3.50% Senior Note	Apr. 30, 2013 Senior Notes 4.75% Senior Note
Debt Instrument [Line Items]
Stated interest rate		8.00%	9.50%	7.00%						3.50%	4.75%
Maximum borrowing capacity					$ 250,000,000		$ 150,000,000
Term of debt instrument					5 years				10 years
Variable interest rate								1.50%
Facility fees for letters of credit						0.25%
Letters of credit outstanding						0
Borrowings, outstanding						0
Face amount										300,000,000	600,000,000
Aggregate net proceeds	$ 889,300,000